ALAMEDA CONTRA-COSTA MEDICAL ASSOCIATION
COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS





FINANCIAL STATEMENTS
(UNAUDITED)
for the six months ended June 30, 1998 and for the year ended December 31, 1997

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)
June 30, 1998

ASSETS                      International  Growth     Value        Balanced   Long-          Short-
                            Value Equity   Equity     Equity                  Intermediate   Intermediate  Short Term
                                                                              Fixed Income   Fixed Income  Income
Investments, at cost        1,527,684      3,277,877  24,694,003   3,594,565  3,796,410      4,266,847     2,731,212

Investments, at value       2,177,058      4,181,493  31,232,235   5,842,797  3,925,651      4,296,210     2,729,380
Receivable-units sold         107,450         23,367      83,517       6,991      3,160          1,629       505,477
Accrued dividends
 and interest receivable        9,133          2,033      27,035      24,585     39,709         54,477        22,375
                            _________      _________  __________   _________  _________      _________     _________

      Total assets          2,293,641      4,206,893  31,342,787   5,874,373  3,968,520      4,352,316     3,257,232

LIABILITIES AND
NET ASSETS

Accrued expenses:
 Administration fees            2,435          4,902      35,744       6,502      4,503          4,764         3,150
 Other                          6,922         13,664      93,432      18,211     10,840         11,374         7,760
Payable-redemption of units       -          214,430     716,561      23,629         -           5,000        79,554
                            _________      _________  __________   _________  _________      _________     _________
Total liabilities               9,357        232,996     845,737      48,342     15,343         21,138        90,464

Net assets                  2,284,284      3,973,897  30,497,050   5,826,031  3,953,177      4,331,178     3,166,768

Units outstanding             142,226        177,720   1,855,848     384,548    339,075        387,516       289,844

Net asset value per unit        16.06          22.36       16.43       15.15      11.66          11.18         10.93

NET ASSETS COMPOSED OF:
Paid-in capital             1,546,715      1,430,324   7,275,057   2,181,284  1,424,923      2,127,768     1,626,409
Accumulated undistributed
net investment income
(loss)                         39,478       (156,997)  1,261,394     655,451  2,050,677      2,101,511     1,610,068
Accumulated undistributed
net realized gains
(losses)                       48,718      1,796,954  15,422,367     741,064    348,336         72,536       (67,877)
Unrealized appreciation
(depreciation) on
investments                   649,373        903,616   6,538,232   2,248,232    129,241         29,363       (1,832)
                            _________      _________  __________   _________  _________      _________     _________
Net assets at value         2,284,294      3,973,897  30,497,050   5,826,031  3,953,177      4,331,178     3,166,768

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS
(unaudited)
June 30, 1998


INTERNATIONAL EQUITY PORTFOLIO                  Shares       Value
Cash and Cash Equivalents (7.44%)

  Wells Fargo Bank Deposit Account              161,875        161,875
  (cost 161,875)

American Depository Receipts (92.56%):

  Consumer Staples (16.13%):

    Allied Domecq                                 3,750         35,040
    BAT Industries                                3,500         70,658
    Cadbury Schweppes                               850         52,381
    Diageo PLC                                    1,166         55,968
    Heineken                                        562         22,074
    Nestle                                          690         73,831
    Unilever                                        950         41,147
                                                               _______
                                                               351,099
  Health (10.99%):

    Astra                                         2,033         41,168
    Hoechst                                       1,350         66,994
    Novartis                                        833         69,306
    Rhone Poulenc                                 1,100         61,807
                                                               _______
                                                               239,275
  Consumer Durables (5.68%):

    Daimler Benz AG                                 480            660
    Daimler Benz AKT                                480         46,710
    Fiat-Preferred Shares                         6,255         76,236
                                                                ______
                                                               123,606
  Consumer Discretionary (8.53%):

    Aktiebolaget Electrolux                       1,125         38,109
    matsushita                                      220         35,365
    Nintendo Ltd                                  3,750         43,403
    Sony Corp                                       800         68,850
                                                               _______
                                                               185,727
  Producer/Manufacturing (8.34%)

    General Electric                              4,850         41,797
    Mannesmann                                      900         92,491
    Ricoh Ltd                                       900         47,371
                                                               _______
                                                               181,659

(unaudited)
June 30, 1998

INTERNATIONAL EQUITY PORTFOLIO, continued

American Depository Receipts (92.56%), continued

  Energy (14.37%):

    British Petroleum Co                             650        57,363
    ELF Aquataine                                    830        58,930
    ENI Spa                                          870        56,550
    Royal Dutch Petroleum                          1,150        63,035
    Vivendi                                        1,800        76,871
                                                               _______
                                                               312,749
  Telecommunications (3.64%):

    Alcatel Alsthom                                1,950        79,342
                                                               _______
                                                                79,342
  Financial (19.15%):

    ABN AMRO Holdings                              2,600        60,939
    AXA                                            1,300        73,857
    Den Danske Bank                                  350        41,988
    Deutsche Bank                                    720        60,870
    HSBC Holdings                                    135        33,016
    Societe Generale Paris                         1,830        76,093
    Zurich Insurance Co                              550        70,200
                                                               _______
                                                               416,963
  Utilities (5.73%):

    Endesa                                         2,700        58,388
    National Power                                 1,800        66,375
                                                                ______
                                                               124,763

Total American Depository Receipts                           2,015,183
(cost 1,365,809)                                             _________


Total Investments held (cost 1,527,684)                      2,177,058

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998


GROWTH EQUITY PORTFOLIO                        Shares      Value
Cash and Cash Equivalents (1.46%):

  Wells Fargo Bank Deposit Account             60,885         60,885
  (cost 60,885)

Common Stocks (98.54%):

  Automotive & Transport (7.59%):
    Magna International Inc                      1,850       126,956
    Southwest Airlines Co                        3,900       115,296
    Triumph Group Inc                            1,800        75,600
                                                             _______
                                                             317,852
   Healthcare (18.26%):

    Biochem Pharma Inc                           5,100       135,150
    Clinichem Development Inc                      128           733
    Dura Pharmaceuticals Inc.                    3,200        71,600
    Elan Corp PLC ADR                            3,000       192,939
    Forest Labs Inc                              4,400       157,300
    Shared Medical Systems Corp                  2,800       205,627
                                                             _______
                                                             763,349
  Consumer Discretionary (20.32%):

    Circus Circus Enterprise Inc                 3,475        58,860
    Comdisco Inc.                                6,600       125,400
    Petsmart Inc                                11,600       116,000
                                                             _______
                                                             300,260
 Producer Durables (16.45%):

    American Power Conversion Corp               4,800       144,000
    Lexmarx International Group                  3,600       219,600
    Novellus Systems Inc                         2,200        78,514
    Sensormatic Electronics Corp                 8,005       112,070
    Solectron Corp                               3,180       133,760
                                                             _______
                                                             687,944

SCHEDULE OF INVESTMENTS, continued
(unaudited)

GROWTH PORTFOLIO, continued                    Shares       Value
  Financial Services (16.13%):

    CMAC Investment Corp                         1,900       116,850
    MBIA Inc                                     1,700       127,288
    MBNA Corp                                    5,070       167,629
    Patriot American Hospitality REIT            4,900       117,296
                                                             _______
                                                             674,288
  Technology (22.99%):

    EMC Corp Mass                                3,950       177,011
    Mentor Graphics Corp                         9,900       104,574
    Networks Associates Inc                      3,150       150,806
    Newbridge Networks Corp                      4,200       100,964
    Platinum Technology Inc                      4,000       114,252
    Symbol Technologies Inc                      5,287       199,584
    Technology Solutions Co                      3,600       114,077
                                                             _______
                                                             961,268

  Energy  (7.42%):

    Nabors Industries Inc                        3,700        74,000
    Petroleum Geo-Services                       4,200       128,100
    R&B Falcon Corp                              4,776       108,057
                                                             _______
                                                             310,157

  Other (2.52%):

    Reynolds & Reynolds Co                       5,800       105,490
                                                             _______
                                                             105,490

Total Common Stocks (cost 3,216,992)                       4,120,608
                                                           _________

Total invesments held (cost 3,277,877)                     4,181,193

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

VALUE EQUITY PORTFOLIO                          Shares         Value
Cash and Cash Equivalents (6.34%)

  Wells Fargo Bank Deposit Account              1,980,454       1,980,454
  (cost 1,980,454)

Common Stocks (93.66%):

  Energy (4.48):

    Ashland Inc                                     4,100         211,663
    Lyondell Petrochemical Co                      11,400         346,993
    Sun Company Inc                                 5,300         205,709
    Ultramar Diamond Shamrock                       6,700         211,472
    Unocal Corp                                    11,800         421,850
                                                                _________
                                                                1,397,687

  Non-Energy Minerals (4.18%):

    Asarco Inc                                     3,600           80,100
    Lafarge Corp                                  23,900          939,581
    LTV Corp                                       7,600           72,679
    Phelps Dodge Corp                              3,700          211,596
                                                                 ________
                                                                1,303,956

  Industrial (2.16%):

    Global Marine Inc                              22,900         430,818
    Jacobs Engineering Group Inc                    7,600         244,150
                                                                  _______
                                                                  674,968
  Process Industries (5.08%):

    Burlington Inds Inc                            14,700         206,726
    Dow Chemical Co                                 2,500         241,720
    Fort James Corp                                 3,400         151,725
    International Specialty Products                9,200         171,350
    Union Carbide Holding Co                        6,500         346,938
    Westvaco Corp                                  16,600         468,950
                                                                  _______
                                                                1,587,409
  Comercial Services (2.32%)

    Fleming Cos Inc                                10,300         185,400
    Super Value Stores Inc.                         6,500         288,438
    Sysco Corp                                     10,000         256,250
                                                                  _______
                                                                  725,587

SCHEDULE OF INVESTMENTS, continued

June 30, 1998
(unaudited)
VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.66%), continued

  Technology Services (3.58%):

    Avnet                                           2,100         114,845
    Ingram Micro Inc                               22,700       1,004,475
                                                                _________
                                                                1,119,320

  Producer Manufacturing (4.94%)

    Coltec Tindustries Inc                         31,600         628,050
    Johnson Controls Inc                            5,000         285,940
    Pitney Bowes Inc                                4,600         221,275
    Westinghouse Air Brake Co                       6,000         157,500
    Whitman Corp                                   10,900         250,024
                                                                _________
                                                                1,542,889

  Electronic Technology (3.96%)

    Apple Computer Inc                             11,000         315,568
    Gencorp Inc                                     9,500         239,875
    Mitel Corp                                     16,200         221,746
    Quantum Corp                                    9,700         201,275
    Western Digital Corp                           21,900         258,705
                                                                _________
                                                                1,237,169
  Health Technology (1.45%)

    Biomet Inc                                     13,700        452,963
                                                                _________
                                                                 452,963

  Health Services (3.97%):

    Aetna Inc                                       3,700         281,663
    Novacare Inc                                   11,100         130,425
    Servicemaster Co                               14,700         559,526
    Tenet Healthcare Corp                           8,600         268,750
                                                                _________
                                                                1,240,364

  Consumer Durables (2.93%)

    Furniture Brands International Inc              4,000         112,252
    General Motors Corp                             4,700         314,021
    International Game Technology                  12,300         298,275
    Volvo Aktiebolaget ADR                          6,400         189,203
                                                                 ________
                                                                  913,751

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.66%), continued

  Consumer Non-Durables (6.99%):

    Campbell Soup Co                               13,500         717,188
    Coca Cola Enterprises Inc                      16,700         653,388
    Coors Adolph Co                                 5,500         187,000
    IBP Inc                                        23,600         427,750
    Universal Corp                                  5,300         198,088
                                                               __________
                                                                2,183,414
  Consumer Services (3.84%):

    Darden Restaurants Inc                         12,800         203,200
    King World Productions Inc                      5,600         142,800
    Knight Ridder Inc                               4,300         236,771
    Tele-Comm Liberty Media                        15,900         617,127
                                                                  _______
                                                                1,199,898
  Transportation (4.18%)

    AMR Corp                                        2,200         183,150
    Continental Airlines Inc                        2,900         176,538
    Northwest Airlines Corp                         3,300         127,258
    UAL Corp                                        3,900         304,200
    US Air Group Inc                                5,200         412,100
    Yellow Corp                                     5,500         102,097
                                                                _________
                                                                1,305,343
  Retail (17.46%):

    American Stores                                23,800         575,673
    Burlington Coat Factory Wharehours              8,040         180,900
    Costco Companies                               10,000         630,630
    Dayton Hudson Corp                             18,200         882,700
    Dillards Inc                                    6,100         252,771
    Fingerhut Co Inc                               15,800         521,400
    General Nutrition Companies Inc                15,600         485,550
    K Mart Corp                                    20,500         394,624
    Kroger Co                                      10,000         428,750
    Meyer Fred Inc                                  7,200         306,000
    Officemax Inc                                   9,800         161,700
    TJX Companies Inc                              16,000         386,000
    Winn Dixie Stores Inc                           4,800         244,800
                                                                _________
                                                                5,451,498

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.66%), continued

  Finance (15.52%):

    American Financial Group                        3,300         142,932
    Bank of New York Inc                            7,600         462,650
    Bear Sterns Companies Inc                       6,770         385,044
    Cincinnati Financial Group                      5,900         226,413
    City National Corp                              7,600         281,679
    Comdisco Inc                                    6,800         129,200
    Countrywide Inc                                 4,100         208,075
    Dime Bancorp Inc                                9,000         269,442
    Freddie Mac                                    12,200         574,169
    Old Republic International Corp                18,750         550,780
    Paine Webber Group Inc                         18,000         771,750
    Riggs National Corp                             4,500         131,485
    St. Paul Companies Inc                         13,144         552,876
    Transamerica Corp                               1,400         161,175
                                                               __________
                                                                4,847,670

  Utilities (6.62%):

    Citizens Utilities Co                          10,133          97,533
    Edison International                           26,900         795,244
    Energy East Corp                                4,200         174,825
    NGC Corp                                       12,800         160,000
    Public Service Enterprise Group Inc             4,700         161,859
    Telephone & Data Systems Inc                   11,200         441,000
    Utilicorp United Inc.                           6,300         237,434
                                                                _________
                                                                2,067,895

Total Common Stocks (cost 22,713,549)                          29,067,895
                                                               __________

Total investments held (cost 24,694,003)                       31,232,235

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

                                                Shares/
BALANCED PORTFOLIO                              Face Value     Value
Cash and Cash Equivalents (9.44%)

  Wells Fargo Bank Deposit Account              551,621          551,621
  (cost 551,621)

Common Stocks (65.78%):

  Automotive (1.61%):

    Ford Motor                                    1,000           59,000
    General Motors                                  500           33,407
    Raytheon                                         31            1,786
                                                                 _______
                                                                  94,193
  Basic Industry (3.56%):

    Caterpiller Inc                               2,000          105,812
    Champion International                        1,000           49,188
    Deere & Co                                    1,000           52,844
                                                                 _______
                                                                 207,844
  Capital Goods (6.61%):

    Black & Decker                                2,000          122,000
    General Electric                              2,000          181,750
    Minnesota Mining                              1,000           82,188
                                                                 _______
                                                                 385,938
  Chemical (1.28%):

    E I Dupont                                    1,000           74,688

  Consumer (7.92%):

    Coca Cola                                       500           42,750
    Gillette                                      2,000          113,750
    H J Heinz                                     1,500           84,188
    McDonalds Corp                                1,000           69,000
    Pepsico                                       1,000           41,188
    Sara Lee                                      2,000          111,876
                                                                 _______
                                                                 462,752

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

BALANCED PORTFOLIO, continued

Common Stocks (65.78%), continued

  Energy (5.47%)

    Chevron                                       1,000           83,750
    Diamond Offshore Drilling Inc                 1,000           40,313
    Exxon                                         1,000           71,375
    Mobil Oil Corp                                  600           45,975
    Nobel Drilling                                2,000           48,126
    Norfolk & Southern Corp                       1,000           29,813
                                                                ________
                                                                 319,352
  Entertainment & Leisure (1.80%):

    Walt Disney                                   1,000          105,063
                                                                 _______
                                                                 105,063

  Healthcare (8.35%):

    American Home Products                        2,000          103,500
    Amgen                                         2,000          130,750
    Bristol Myers                                 1,000          114,938
    Warner Lambert                                2,000          138,750
                                                                 _______
                                                                 487,938
  Finance and Insurance (8.36%):

    Aetna Life                                      500           38,063
    American Express                              1,000          113,750
    Bank America Corp                             2,000          173,000
    Federal National Mtg.                         1,000           60,750
    Travelers Group Inc                           1,695          102,759
                                                                 _______
                                                                 488,322
  Retailers (4.02%):

    Costco                                        1,000           63,063
    GAP                                           2,000          122,876
    Nike Inc                                      1,000           48,688
                                                                 _______
                                                                 234,627

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

BALANCED PORTFOLIO, continued

Common Stocks (65.78%), continued

  Technology (10.16%)

    Bay Networks                                 1,000            32,062
    EMC Corp                                     4,000           179,252
    Hewlett Packard                              1,000            59,875
    Intel                                        2,000           148,250
    Sun Microsystems                             4,000           173,752
                                                                 _______
                                                                 593,191

  Transportation (0.64%):

    Boeing                                        1,500           66,845
    United Airlines Corp                            500           39,000
                                                                 _______
                                                                 105,845
  Utilities (4.83%):

    AT&T Corp                                     1,000           57,125
    Bell Atlantic Corp                            2,000           91,250
    Lucent Technologies                             648           53,905
    SBC Communications Inc                        2,000           80,000
                                                                 _______
                                                                 282,280

Total Common Stocks (cost 1,637,355)                           3,842,033
                                                               _________

Corporate Debt Securities (15.95%):

  Financial (5.33%):

    Ameritech Capital Funding, 6.125%
       due 10/15/01                             100,000          100,561
    Merrill Lynch, 8.300%, due 11-01-02         100,000          108,448
    Morgan Stanley, 7.115%, due 8/6/12          100,000          102,683
                                                                 _______
                                                                 311,692

SCHEDULE OF INVESTMENT, continued
(unaudited)
June 30, 1998
BALANCED PORTFOLIO, continued

  Industrial (7.10%):

    BP Amer, 9.375%, due 11-01-00               100,000          107,614
    GTE Southwest Inc, 6.000%, 01-15-06         100,000           98,903
    IBM, 7.250%, due 11-01-02                   100,000          104,974
    North Telecom, 6.875%, due 10-01-02         100,000          103,282
                                                                _______
                                                                 414,773
  International (3.52%):

    Quebec Province, 7.500%, due 07-15-02       100,000          104,913
    ELF Aquitaine, 7.750%, due 05-01-99         100,000          101,451
                                                                 _______
                                                                 206,364

Total Corporate Debt Securities                                  932,829
(cost $906,462)                                                  _______

U.S. Gov't & Agency Obligations (8.83%):

  U.S. Treasury Notes:
    7.750%, due 12-31-99                        100,000          103,125
    5.875%, due 11-30-01                        100,000          101,000
    6.500%, due 05-31-02                        200,000          206,626
    6.500%, due 08-15-05                        100,000          105,563
                                                                 _______

Total U. S. Government (cost 499,127)                            516,314
                                                               _________

Total investments held  (cost 3,594,565)                       5,842,797

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

                                                Shares/
LONG-INTERMEDIATE FIXED INCOME PORTFOLIO        Face Value    Value
Cash and Cash Equivalents (13.22%)

  Money Market Account (3.54%):

    Wells Fargo Bank Deposit Account            138,926         138,926
     (cost 138,926)                                             _______
                                                                138,926

  Commercial Paper (9.68%):

    Beneficial Corp, 5.540%, due 7-6-98         190,000         190,000
    Household Finance, 5.530%, due 7-6-98       190,000         190,000
                                                                _______
                                                                380,000

Total Cash & Cash Equivalents                                   518,926
  (cost 518,926)                                              _________

Corporate Debt Securities (22.94%):

  Financial (12.64%):

    Associates Corp, 6.000%, due 12-01-02       100,000          99,589
    Banc One Corp, 7.625%, due 10-15-26         100,000         111,336
    Fleet Financial Group, 6.500%,
        due 3/15/08                             100,000         101,202
    GMAC, 6.l869%, due 1-15-07                   80,000          83,628
    Lehman Brothers Holding, 6.250%
        due 12-27-02                             60,000          60,951
    Nationsbank Corp, 5.750%, due 3-15-01        40,000          39,773
                                                                _______
                                                                496,479
  Industrial (10.30%):

    Atlantic Richfield, 8.550%,
       due 03-01-12                             150,000         182,010
    Transocean Offshore, 8.000%, due 4-15-27    100,000         113,472
    Westvaco Corp, 7.650%, due 03-15-27         100,000         108,751
                                                                _______
                                                                404,233

Total Corporate Debt Securities                                 900,712
(cost 838,492)                                                 ________

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (63.84%):

  U.S. Treasury Obligations (45.80%)

   Bonds:

    6.250%, due 02-15-27                        135,000         152,508
    7.250%, due 05-15-16                         80,000          93,750
    0.000%, due 05-15-05                         90,000          52,612

   Notes:

    5.000%, due 02-15-99                        150,000         149,532
    5.625%, due 05-15-08                         90,000          91,238
    5.750%, due 08-15-03                        115,000         116,223
    6.250%, due 10-31-01                         75,000          76,547
    6.500%, due 05-31-01                        660,000         676,705
    6.500%, due 05-31-02                         75,000          77,485
    6.500%, due 05-15-05                         80,000          84,450
    6.500%, due 08-15-05                         70,000          73,894
    7.000%, due 07-15-06                        120,000         131,100
    7.250%, due 08-15-04                         20,000          21,769
                                                              _________
                                                              1,797,813
   Federal Home Loan Mortgage Notes (4.99%):

    7.000%, due 04-01-13                        190,986         194,567
    10.5000%, due 02-01-01                        1,103           1,173
                                                                _______
                                                                195,740
   Federal National Mortgage Association
   Pooled Notes (2.94%):

    6.500%, due 12-01-27                         77,321          77,006
    7.950%, due 12-25-19                         28,717          28,905
    9.000%, due 11-01-04                          9,354           9,795
                                                                _______
                                                                115,706

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (63.84%):
continued

  Government National Mortgage Association
  Pooled Notes (10.11%):

    7.500%, due 05-15-07                         41,987          43,129
    7.500%, due 07-15-07                         29,150          29,943
    7.500%, due 02-15-27                        140,539         144,447
    8.500%, due 08-15-27                        144,541         120,697
    9.000%, due 12/15/19                         24,441          26,152
    9.500%, due 09/15/19                         22,593          24,393
    11.000%, due 07-15-15                         6,288           6,959
    12.000%, due 06-15-15                           909           1,034
                                                                _______
                                                                396,754

Total U.S. Government (cost 2,438,992)                        2,506,013
                                                              _________

Total investments held (cost 3,796,410)                       3,925,651

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997
                                                Shares/
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO       Face Value    Value
Cash and Cash Equivalents (6.41%)
  Wells Fargo Bank Deposit Account              275,475         275,475
  (cost 275,475)                                                _______
                                                                275,475

Corporate Debt Securities (40.02%):

  Consumer (4.67%):

    Coca Cola, 7.000%, due 11-15-99              75,000          76,062
    McDonalds, 5.900%, due 05-11-11             125,000         124,803
                                                                _______
                                                                200,865
  Financial (32.97%):

    Associates Corp, 7.300%, due 06-28-99       150,000         151,980
    BankAmerica, 7.400%, due 10-25-27            42,400          42,614
    Chase Manhattan Corp, 7.750%, due 11-01-99  150,000         153,485
    Chrysler Financial, 6.375%, due 01-28-00    100,000         100,655
    Equity Residential, 6.550%, due 11-15-01    100,000         100,623
    GE Capital REMIC, 7.200%, due 08-25-27       58,116          58,550
    International Lease Finance Corp, 6.375%
      due 02-15-02                              100,000         100,753
    Lehman Brothers, 6.150%, due 03-15-00       100,000         100,233
    Merrill Lynch, 5.930%, due 03-23-01         100,000          99,944
    Morgan Stanley Group, 7.875%, due 12-15-98   40,000          40,342
    Morgan Stanley Group, 8.100%, due 06-24-02  100,000         106,978
    NationsBank, 5.750%, due 03-15-01           100,000          99,433
    Residential Funding, 7.100%, due 09-25-97    57,321          57,566
    US West Capital Funding, 6.125%
      due 07-15-02                              100,000         100,002
    USL Capital Corp, 8.125%, due 02-15-00      100,000         103,246
                                                                _______
                                                              1,416,404

  Retail (2.38%):

    Sears Roebuck, 6.860%, due 08-06-01         100,000         102,153

Total Corporate Debt Securities                               1,719,422
    (cost 1,718,297)                                            _______

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (53.57%):

  U.S. Treasury Notes (39.84%):

    5.625%, due 12-31-99                         50,000          50,063
    5.750%, due 08-15-03                        400,000         404,252
    6.000%, due 08-15-00                        200,000         201,876
    6.125%, due 07-31-01                        210,000         212,495
    6.125%, due 12-31-01                        100,000         101,781
    6.250%, due 04-30-01                        400,000         407,376
    6.500%, due 05-31-02                        125,000         129,141
    6.875%, due 03-31-00                        200,000         204,438
                                                               _________
                                                              1,711,422

  Federal Home Loan Mortgage Notes (1.25%):

    7.000%, due 09-01-99                         53,269          53,565
                                                                _______
                                                                 53,565

  Federal National Mortgage Association
  Pooled Notes (9.09%):

    6.200%, due 08-01-29                        180,616         181,744
    6.500%, due 10-01-10                        207,951         209,120
                                                                _______
                                                                390,864

  Government National Mortgage Association
  Pooled Notes (3.39%):

    10.000%, due 02-15-25                       132,571         145,463


Total U.S. Government (cost 2,273,075)                        2,301,314
                                                              _________

Total investments held (cost 4,266,847)                       4,296,210

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

                                                Shares/
SHORT TERM INCOME FUND                          Face Value    Value
Cash and Cash Equivalents (21.70%)

  Money Market Account (6.86%):

    Wells Fargo Bank Deposit Account            187,044         187,044
       (cost 187,044)                                           _______
                                                                187,044

  Commercial Paper (14.84%):

    American Express, 5.570%, due 07-01-98      135,000         135,000
    Beneficial, 5.510%, due 07-15-98            135,000         135,000
    Household Finance, 5.530%, due 07-22-98     135,000         135,000
                                                                _______
                                                                405,000
Total Cash & Cash Equivalents
(cost 592,044)                                                  592,044
                                                               _________

Corporate Debt Securities (35.03%):

  Financial (25.14%):

    American General Finance, 5.550%
       due 07-30-98                             135,000         135,000
    CIT Group Holdings, 5.530%, due 07-07-98    135,000         135,000
    Ford Capital, 5.510%, due 07-08-98          135,000         135,000
    Morgan Stanley Group, 7.875%, due 12-15-98  147,049         146,238
    Prudential Fund Corp, 5.510%, due 07/15/98  135,000         135,000
                                                                _______
                                                                686,238
  Industrial (9.89%):

    Chevron USA Corp, 5.550%, due 07-22-98      135,000         135,000
    John Deere & Company, 5.510%, due 07-08-98  135,000         135,000
                                                                _______
                                                                270,000

Total Corporate Debt Securities                                 956,238
(cost 957,049)

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1998

SHORT-TERM INCOME FUND,
continued

U.S. Gov't & Agency Obligations (43.27%):


  U S Treasury Notes (27.70%):
    6.375%, due 04-30-99                        504,035         503,440
    6.750%, due 05-31-99                        252,773         252,658
                                                                _______
                                                                756,098
  Federal Home Loan Bank (15.57%)
    5.760, due 07-08-98                         425,310         425,000


Total U.S. Government (cost 1,182,119)                        1,181,098
                                                              _________

Total investments held (cost 2,731,212)                       2,729,380

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
STATEMENTS OF OPERATIONS
(unaudited)
For the six months ended June 30, 1998

                            International  Growth     Value        Balanced   Long-          Short-
                            Value Equity   Equity     Equity                  Intermediate   Intermediate  Short Term
                                                                              Fixed Income   Fixed Income  Income
Investment income:
  Interest income               5,794          6,014      35,316      55,872    128,382        134,177        93,754
  Dividend income              32,887<F1>      9,506     156,909      21,497          0              0             0
                              _______        _______     _______     _______    _______        _______       _______
Total investment income        38,681         15,520     192,225      77,369    128,382        134,177        93,754

Expenses:
  Investment advisory fees      8,948         16,646     115,712      17,142     15,112         16,081        11,007
  Administration fees           4,686          9,945      71,666      12,843      9,304          9,798         6,630
  Consulting fees                 848          2,933      16,230      10,733      1,839          1,946         1,471
  Custodian fees                1,155          2,489      17,378       2,857      2,189          2,295         1,405
  Legal fees                    1,257          2,663      19,190       3,451      2,510          2,633         1,783
  Audit fees                      500            767       6,823         936        683            661           314
  Insurance                       150            150         150         150        150            150           151
  Printing                         42             81         607         110         77             79            53
                              _______        _______   _________     _______    _______        _______       _______
Total expenses                 17,586         35,674     247,756      48,222     31,900         33,643        22,814

Fees paid indirectly(Note 5)    (526)         (1,826)    (10,103)     (6,680)         0              0             0

Net expenses                   17,058         33,848     237,653      41,542     31,900         33,643        22,814

Net investment income
 (loss)                        21,623        (18,328)    (45,428)      35,827    96,482        100,534        70,940

Realized and unrealized
gain (loss) on investments

Net realized gain (loss)
 on securities sold            43,052        536,187   2,894,149     183,294     54,785            626        (5,232)
                              _______        _______   _________     _______    _______        _______       _______
Unrealized appreciation
 (depreciation) on
 investments                  325,814         15,482      61,762     470,243    (26,153)        (1,255)       (6,979)
                              _______        _______   _________     _______    _______        _______       _______

Net realized and unrealized
 gain (loss) on investments   368,866        551,669   2,955,911     653,537      28,632          (629)      (12,211)
                              _______        _______   _________     _______    _______        _______       _______
Net increase in
net assets resulting
from operations               390,489        533,341   2,910,483     689,364     125,114        99,905        58,729

<F1>
Net of foreign taxes withheld in the amount of 2,236.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997

INTERNATIONAL EQUITY PORTFOLIO                               1998         1997
Increase (cecrease)in net assets
from operations:

 Net investment income                                     21,623        7,404
 Net realized gain(loss)                                   43,052       (1,505)
 Net unrealized appreciation                              325,814      228,583
                                                        _________    _________
  Net increase in net assets
  resulting from operations                               390,489      234,482

Increase in net assets from unitholder
 activity                                                 168,968      335,969
                                                        _________    _________

   Total increase in net assets                           559,457      570,451

Net assets, beginning of period                         1,724,827    1,154,376
                                                        _________    _________

Net assets, end of period                               2,284,284    1,724,827


Undistributed net investment income included in net assets:

  Beginning of period                                      17,855       10,451

  End of period                                            39,478       17,855



ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


GROWTH EQUITY PORTFOLIO                                    1998          1997
Increase (decrease) in net assets from operations:

 Net investment loss                                      (18,328)      (42,488)
 Net realized gain                                        536,187       813,505
 Net unrealized appreciation                               15,482       (78,654)
              (depreciation)

  Net increase in net assets
  resulting from operations                               533,341       692,363
Increase (decrease) in net assets from unitholder
 activity                                                (456,894)     (948,883)
                                                        _________     _________

   Total increase (decrease) in net assets                 76,447      (256,520)

Net assets, beginning of period                         3,897,450     4,153,970

Net assets, end of period                               3,973,897     3,897,450


Undistributed net investment loss included in net assets:

  Beginning of period                                    (138,669)      (96,181)

  End of period                                          (156,997)     (138,669)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


VALUE EQUITY PORTFOLIO                                    1998          1997
Increase in net assets from operations:

 Net investment income (loss)                             (45,428)       (3,634)
 Net realized gain                                      2,894,149     3,915,104
 Net unrealized appreciation                               61,762     3,169,127
                                                       __________    __________
  Net increase in net assets
  resulting from operations                             2,910,483     7,080,597

Decrease in net assets from unitholder
 activity                                                (734,179)   (2,110,434)
                                                       __________    __________

   Total increase in net assets                         2,176,304     4,970,163

Net assets, beginning of period                        28,320,746    23,350,583
                                                       __________    __________

Net assets, end of period                              30,497,050    28,320,746

Undistributed net investment income included in net assets:

  Beginning of period                                   1,306,822     1,310,456

  End of period                                         1,261,394     1,306,822

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


BALANCED PORTFOLIO                                         1998          1997
Increase in net assets from operations:

 Net investment income                                     35,827        88,257
 Net realized gain                                        183,294       305,456
 Net unrealized appreciation                              470,243       675,645
                                                         _________     _________
  Net increase in net assets
  resulting from operations                               689,364     1,069,358

Increase (decrease) in net assets from unitholder
 activity                                                 145,493      (686,802)
                                                        _________     _________

   Total increase in net assets                           834,857       382,556

Net assets, beginning of period                         4,991,174     4,608,618
                                                        _________     _________

Net assets, end of period                               5,826,031     4,991,174


Undistributed net investment income included in net assets:

  Beginning of period                                     619,624       531,367

  End of period                                           655,451       619,624

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO                    1998          1997
Increase (decrease) in net assets from operations:

 Net investment income                                     96,482       224,946
 Net realized gain                                         54,785        76,090
 Net unrealized depreciation                              (26,153)       31,828
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               125,114       332,864

Decrease in net assets from unitholder
 activity                                                (180,531)   (1,057,034)
                                                        _________     _________

   Total increase (decrease) in net assets                (55,417)     (724,170)

Net assets, beginning of period                         4,008,594     4,732,764
                                                        _________     _________

Net assets, end of period                               3,953,177     4,008,594


Undistributed net investment income included in net assets:

  Beginning of period                                   1,954,195     1,729,249

  End of period                                         2,050,677     1,954,195

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO                   1998          1997
Increase (decrease) in net assets from operations:

 Net investment income                                    100,534       225,892
 Net realized gain (loss)                                     626       (21,572)
 Net unrealized appreciation (depreciation)                (1,255)       63,074
                                                        _________    __________
  Net increase in net assets
  resulting from operations                                99,905       267,394

Increase (decrease) in net assets from unitholder
 activity                                                  83,368      (614,359)
                                                        _________    __________

   Total increase (decrease) in net assets                183,273      (346,965)

Net assets, beginning of period                         4,147,905     4,494,870
                                                        _________    __________

Net assets, end of period                               4,331,178     4,147,905


Undistributed net investment income included in net assets:

  Beginning of period                                   2,000,977     1,775,085
  End of period                                         2,101,511     2,000,977

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1998 and for the year ended December 31, 1997


SHORT TERM INCOME FUND                                      1998          1997
Increase (decrease) in net assets from operations:

 Net investment income                                     70,940       151,968
 Net realized gain (loss)                                  (5,232)       (5,347)
 Net unrealized appreciation (depreciation)                (6,979)       15,117
                                                         _________     _________
  Net increase in net assets
  resulting from operations                                58,729       161,738

Increase (decrease) in net assets from unitholder
 activity                                                (146,489)     (772,304)
                                                        _________     _________

   Total increase (decrease) in net assets               (205,218)     (610,566)

Net assets, beginning of period                         2,961,550     3,572,116
                                                        _________     _________

Net assets, end of period                               3,166,768     2,961,550


Undistributed net investment income included in net assets:

  Beginning of period                                   1,539,128     1,387,160

  End of period                                         1,610,068     1,539,128

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

1.  Organization:

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the Trust) is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the Associaton) to be managed by a supervisory comittee with Wells Fargo Bank, National Assocations (Wells Fargo), acting as the custodial trustee (the Custodial Trustee) under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services agreement between the Trust and the Association. The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Units of beneficial interest in the Portfolios (the Units) are sold without a sales charge and are available only to Retirement Plans.

The Trust offers seven investment portfolios, each with a different investment objective, for the investment of funds held in retirement plans. The Prospectus for the Trust includes certain investment restrictions that cannot be changed for any portfolios without the approval of a majority of the outstanding units of that portfolio. The investment objectives of the Portfolios are as follows:

Capital Growth              Growth and Income  Fixed Income

International Value Equity  Value Equity       Long-Intermediate Fixed Income
Growth Equity               Balanced           Short-Intermediate Fixed Income
                                               Short-Term Income Fund

2.  Summary of Significant Accounting Policies:

Security Valuation:

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported closing price. Securities traded over-the-counter are stated at the last reported bid price or last current sales price, as applicable. United States Government and agency obligations are valued at bid quotations from the Federal Reserve Bank for identical or similar obligations. Short-term money market instruments are valued at bid quotations or by reference to bid quotations for similar instruments of issuers with similar credit ratings. Debt securities with remaining maturities of 60 days or less are stated at amortized cost which approximates market value.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

2.  Summary of Significant Accounting Policies: continued

Security Transactions and Related Investment Income:

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is computed on an average cost basis.

Distributions:

The Trust does not declare and pay dividends on its investment income. Income earned on assets in the portfolio is included in the total value of assets of that portfolio as are realized gains or losses from security transactions and unrealized appreciation or depreciation on securities held.

Fund Valuation:

The value of participating units, upon admission to or withdrawal from the Trust, is based upon the net asset value as of the current month end date. There are no transaction fees charged.

Taxation:

As a group trust organized for the collective investment of the assets of Retirement Plans, the Trust is exempt from income tax pursuant to Revenue Ruling 81-100 of the Internal Revenue
Service.

Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Expense Allocation:

Common expenses are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged directly to the Portfolios to which they relate.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

3.  Investment Management and Administration:

Under the terms of the Declaration of Trust, the custodial trustee will maintain possession of the assets of the portfolios and perform certain other services. The custodial trustee will be paid a quarterly fee for these services as specified in the Declaration of Trust.

The Association will provide certain administrative and accounting services to the Trust in accordance with the terms of the Administrative Services Agreement. As compensation for its services, the Association is paid a quarterly fee at the annual rate of 45/100 of 1% of the aggregate fair market value of the assets of the combined portfolios determined as of the last business day of each calendar quarter, plus an additional $1,000 per month.

Portfolio management services will be provided by various investment managers. Information regarding the Investment Managers is as follows:

Lazard Freres Asset Management: Lazard is responsible for the overall management of the International Value Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of the average monthly assets of such Portfolio and
 .75 of 1.0% of such assets in excess of $1,000,000, determined as of the last business day of each month.

The Burridge Group LLC: Burridge is responsible for overall management of the Growth Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of .75 of 1.0% of the aggregate fair market value of the first 10,000,000 of the average monthly assets of such Portfolio, .625 of 1.0% of the next 10,000,000, .50 of 1.0% of the next 20,000,000,
 .375 of 1.0% of the next 20,000,000 and .25 of 1.0% of the next 40,000,000 determined as of the last business day of each month.

Towneley Capital Management, Inc: Towneley is responsible for overall management of the Value Equity Portfolio and is paid a quarterly investment management fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first 10,000,000, .75 of 1.0% of the next 10,000,000 and .55 of 1.0%
of the balance of the average monthly assets of such Portfolio. The asset value is determined as of the last business day of each month.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

3.  Investment Management and Administration: continued

Guardian Investment Management: Guardian is responsible for overall management of the Balanced Portfolio and is paid a quarterly investment management fee for its services to the Balanced Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $250,000 of the average monthly assets of such Portfolio and .60 of 1.0% of such assets in excess of $250,000, determined as of the last business day of each month.

Scudder, Stevens & Clark Inc: Scudder is responsible for overall management of the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Short-Term Income Fund and is paid a quarterly investment management fee for its services to these three Portfolios at the annual rate of .50 of 1.0% of the aggregate fair market value of the average monthly assets in these Portfolios, determined as of the last business day of the month.

4.  Brokerage Commissions Paid to Affiliated Brokers:

During the six months ended June 30, 1998, the International Value Equity, Growth Equity, Value Equity and Balanced Portfolios paid $1,801, $5,729, $28,012 and $1,422, respectively to Paine Webber for commissions. A broker for PaineWebber is a consultant for the Trust.

5. Expense Offset Arrangements:

For the six months ended June 30, 1998, consulting expense amounts include a total of $19,137 that has been paid indirectly with commission dollars.


6.  Purchases and Sales of Investment Securities:

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term and U.S. government securities for the six months ended June 30, 1998, were as follows:

                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short Term
                         Equity         Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                    159,051  1,461,483     6,777,405    21,731     300,085        631,604            0

Proceeds                     291,148  1,690,313     9,309,423   912,395     528,241        103,643            0

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

6.  Purchases and Sales of Investment Securities: continued

The aggregate cost of purchases and proceeds from sales of U.S. government securities for the six months ended June 30, 1998, were as follows:
                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short Term
                         Equity         Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                    0          0          0                   0   1,246,772        737,273        756,809

Proceeds                     0          0          0                   0   1,123,830      1,172,079        903,965

7.  Unit Activity:

At June 30, 1998, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the six months ended June 30, 1998, are as follows:
                                                                                                          Long-
                                                                                                       Intermediate
                    International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                    Units    Amount      Units    Amount     Units    Amount      Units    Amount    Units    Amount
Sales                 1,618    24,820      2,285    51,758    26,941     445,894    4,467    65,683    2,978     34,176
Transfers from
 other portfolios     9,277   144,416        889    20,207    15,595     246,784   15,789   243,282    5,863     66,968
Redemptions             (17)     (268)    (8,790) (200,281)  (34,165)   (556,887)  (5,618)  (84,141) (20,819)  (239,895)
Transfers to
 other portfolios         0         0    (14,783) (328,578)  (53,101)   (869,980)  (5,778)  (75,331)  (3,646)   (41,780)
                    _______  ________    _______  ________  ________  __________   ______   ________  _______   ________
Net increase
 (decrease)          10,878   168,968    (20,399) (456,894)  (44,730)   (734,179)   8,860    145,493  (15,624) (180,531)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
7.  Unit Activity:, continued

At June 30, 1998, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the six months ended June 30, 1998, are as follows:
                           Short-
                           Intermediate
                           Fixed Income         Short Term Income
                           Units     Amount     Units      Amount
Sales                        2,852     31,585       2,950     31,891
Transfers from
 other portfolios           27,476    305,263      50,523    560,595
Redemptions                (17,262)  (191,086)    (22,233)  (241,141)
Transfers to
 other portfolios           (5,644)   (62,394)    (18,997)  (204,856)
                           _______   ________     _______   ________

Net increase (decrease)      7,421     83,368     (12,243)  (146,489)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
8.  Unit Activity:

At December 31, 1997, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1997, are as follows:

                                                                                                          Long-
                                                                                                       Intermediate
                     International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                     Units    Amount      Units     Amount    Units    Amount      Units    Amount    Units    Amount
Sales                  2,463     31,100     5,942    110,406   72,980    986,085   29,856    377,543    3,625     39,589
Transfers from
 other portfolios     77,091    956,276    22,755    466,649  116,242  1,536,159   38,332    451,343   23,374    256,922
Redemptions          (38,162)  (493,904)  (23,605)  (439,545)(157,516)(2,134,511)(106,032)(1,395,859)(101,053)(1,090,082)
Transfers to
 other portfolios    (13,177)  (157,503)  (55,668)(1,066,393)(189,907)(2,498,167) (10,307)  (119,829) (25,178)  (263,463)
                      _______    _______    _______  ________  _______   ________   ______    _______  _______   ________
Net increase
 (decrease)           28,215    335,969   (50,576)  (948,883)(158,201)(2,110,434) (48,151)  (686,802) (99,232)(1,057,034)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:, continued

At December 31, 1997, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1997, are as follows:
                           Short-
                           Intermediate
                           Fixed Income              Short-Term Income
                           Units      Amount         Units     Amount
Sales                          4,184      44,070      32,443    338,182
Transfers from
 other portfolios             97,069   1,012,776      75,166    789,377
Redemptions                  (84,260)   (893,825)   (126,260)(1,333,094)
Transfers to
 other portfolios            (73,781)   (777,380)    (54,103)  (566,769)
                            ________  __________     _______   ________

Net increase (decrease)      (56,788)   (614,359)     72,754   (772,304)


ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the year ended December 31, 1997 and 1996 and the period
December 1, 1995 (inception) through December 31, 1995, are as follows:

                                      Jan.-Jun.
INTERNATIONAL EQUITY PORTFOLIO           1998         1997         1996         1995

Net asset value, beginning of period     13.33        11.19        10.09        10.00

Net investment income<F1>                  .16          .06          .10          .00

Net realized and unrealized gain          2.57         1.88         1.00          .09
                                         _____        _____        _____        _____

Total from investment operations          2.73         1.94         1.10          .09

Net asset value, end of period           16.06        13.33        11.19        10.09

Total Return                             20.48%       17.34%       10.90%        0.90%


Ratios and Supplemental Data

Ratio of net investment income to
 average net assets                       1.08%        0.48%        1.01%        0.04%

Portfolio turnover rate                   8.81%       18.05%       40.54%        0.00%

Average commission rate per share        0.2708       0.2179       0.0909        0.0600

Net assets at end of period (in 000's)    2,284        1,725        1,154           805

Ratio of expenses to average net assets   0.88% <F2>  1.92% <F2>    2.02%        0.11%

Ratio of net expenses to average
  net assets                              0.85% <F3>  1.80% <F3>    1.94%        0.11%

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses, if any, and includes fees paid indirectly.  If including all expenses, the ratio would be 1.97% for 1997 and remain unchanged for 1998 and 1996.
<F3>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994  and 1993, are as follows:

                                        Jan.-Jun.
GROWTH EQUITY PORTFOLIO                   1998        1997        1996      1995      1994      1993

Net asset value, beginning of period      19.67       16.70       14.27     12.12     13.01     11.74

Net investment Income (loss)<F1>           (.10)       (.19)       (.14)     (.07)     (.11)     (.07)

Net realized and unrealized gain (loss)    2.79        3.16        2.57      2.22      (.78)     1.34
                                          _____       _____       _____     _____     _____     _____

Total from investment operations           2.69        2.97        2.43      2.15      (.89)     1.27

Net asset value, end of period            22.36       19.67       16.70     14.27     12.12     13.01

Total Return                              13.68%      17.78%      17.03%    17.74%    (6.84%)   10.82%

Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                       (.44)%     (1.04)%      (.99)%    (.68)%    (.72)%    (.68)%

Portfolio turnover rate                   36.01%      28.84%      28.97%      33.63%    52.49%    38.58%

Average commission rate per share         0.0632      0.0802      0.0741     0.1339

Net assets at end of year (in 000's)       3,974       3,897       4,154     3,361      2,539     3,242

Ratio of expenses to average net assets     .84% <F2>  1.73% <F2>  1.84%<F2> 1.67%     1.86%      1.79%.

Ratio of net expenses to average            .81% <F3>  1.62% <F3>  1.77%<F3> 1.67%     1.86%      1.79%
  net assets

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly.  If including all expenses, the ratio would be 1.79% for 1997 and remain unchanged for 1998 and
1996.
<F3>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 are as follows:

                                       Jan.-Jun.
VALUE EQUITY PORTFOLIO                   1998         1997          1996      1995      1994      1993

Net asset value, beginning of period      14.90       11.34          9.62      7.66      7.74     6.71

Net investment income (Loss)<F1>           (.02)        .00           .10       .12       .02      .06

Net realized and unrealized gain (loss)    1.55        3.56          1.62      1.84      (.10)     .97
                                          _____       _____         _____     _____     _____    _____

Total from investment operations           1.53        3.56          1.72      1.96      (.08)    1.03

Net asset value, end of period            16.43       14.90         11.34      9.62      7.66     7.74

Total Return                              10.27%      31.39%        17.88%    25.57%     (.99)%   15.37%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        (.15)%        .01%          .84%    1.15%      .70%     1.18%

Portfolio turnover rate                   23.13%       63.25%        98.50%  103.58%   116.01%    65.85%

Average commission rate per share         0.0598       0.0601       0.0601    0.1486

Net assets at end of year (in 000's)      30,497       28,321       23,351    20,280    16,825    15,518

Ratio of expenses to average net assets     .81% <F2>   1.78% <F2>   1.98%<F2> 1.82%     1.99%     1.99%

Ratio of net expenses to average            .78% <F3>   1.66% <F3>   1.78%<F3> 1.82%     1.99%     1.99%
  net assets

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly.  If including all expenses, the ratio would be 1.83% for 1997 and remain unchanged for 1998 and 1996.
<F3>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994, and
1993 are as follows:

                                       Jan.-Jun.
BALANCED PORTFOLIO                       1998        1997        1996      1995      1994      1993

Net asset value, beginning of period      13.29      10.87       9.47      7.64      7.64      7.05

Net investment income<F1>                   .09         .20         .02     .08       .34       .32

Net realized and unrealized gain (loss)    1.77        2.22        1.38    1.75      (.34)      .27
                                          _____       _____       _____    _____     _____     _____

Total from investment operations           1.86        2.42        1.40    1.83       0         .59

Net asset value, end of period            15.15       13.29       10.87    9.47      7.64      7.64

Total Return                              14.00%      22.26%      14.78%   23.91%     .03%     8.34%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        0.65%       1.63%       1.88%    2.68%    3.09%     2.57%

Portfolio turnover rate                    0.41%       9.16%       7.67%    6.30%    5.18%     4.75%

Average commission rate per share         0.0750      0.1087      0.0825    0.1872

Net assets at end of year (in 000's)       5,826       4,991       4,609     3,489     2,486    2,854

Ratio of expenses to average net assets     .88% <F2>  1.62% <F2>  1.68%<F3> 1.47%     1.63%     1.63%

Ratio of net expenses to average            .76% <F3>  1.61% <F3>  1.66%<F3> 1.47%     1.63%     1.63%
  net assets

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly.  If including all expenses, the ratio would be 0.81% for 1997 and remain unchanged for 1998 and 1996.
<F3>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 are as follows:

                                       Jan.-Jun.
LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1998        1997        1996      1995     1994       1993

Net asset value, beginning of period     11.30       10.43       10.27      8.71      9.16     8.39

Net investment income <F1>                 .28         .57         .61       .34      1.08      .53

Net realized and unrealized gain (loss)    .08       (.30)       (.45)      1.22     (1.53)     .24
                                         _____       _____       _____     _____     _____     _____

Total from investment operations           .36         .87         .16      1.56      (.45)     .77

Net asset value, end of period            11.66      11.30       10.43     10.27      8.71     9.16

Total Return                               3.19%      8.34%       1.56%    17.93%   (4.93)%    9.19%

Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        2.42%       5.28%     5.29%     5.53%     5.64%     5.44%

Portfolio turnover rate                   44.12%     160.81%    17.30%     5.95%     0.0%     10.68%

Net assets at end of year (in 000's)       3,953       4,009     4,733     4,722     3,763     5,156

Ratio of expenses to average net assets     .80%       1.28%<F2>  1.44%     1.35%     1.49%     1.49%


<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses.  If including all expenses, the ratio would be 1.33%.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and for the years ended December 31, 1997, 1996, 1995, 1994, and 1993 are as follows:

                                        Jan.-Jun.
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1998         1997        1996      1995      1994      1993

Net asset value, beginning of period       10.91       10.29        9.97      8.99      9.23      8.68

Net investment income <F1>                   .26         .53         .49       .71       .69       .37

Net realized and unrealized gain (loss)      .01         .09        (.17)     (.27)     (.93)      .18
                                           _____       _____       _____     _____     _____     _____

Total from investment operations             .27         .62         .32       .98      (.24)      .55

Net asset value, end of period             11.18       10.91       10.29      9.97      8.99      9.23

Total Return                                2.47%       6.03%       3.21%    10.88%    (2.58)%    6.38%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         2.38%       4.98%       4.63%     4.76%     4.78%     4.75%

Portfolio turnover rate                     28.91%     69.25%      31.68%    19.21%      0%      25.60%

Net assets at end of year (in 000's)         4,331      4,148       4,495     6,073     6,182     7,575

Ratio of expenses to average net assets      .80%       1.29%<F2>    1.47%     1.37%     1.51%     1.47%

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses.  If including all expenses, the ratio would be 1.34%.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 are as follows:


SHORT TERM INCOME FUND                    1998        1997        1996     1995        1994      1993

Net asset value, beginning of period       10.67       10.20       9.82     9.33        9.10      8.91

Net investment income <F1>                   .27         .45        .40      .39         .26       .32

Net realized and unrealized gain (loss)     (.01)        .02       (.02)      .10       (.03)     (.13)
                                           _____       _____      _____    _____       _____     _____

Total from investment operations             .26         .47        .38      .49         .23       .19

Net asset value, end of period             10.93       10.67      10.20     9.82        9.33      9.10

Total Return                                2.44%       4.61%      3.87%    5.33%       2.50%     2.10%


Ratios and Supplemental Data

Ratio of net investment income to
 average net assets                         2.46%       4.34%      4.03%    4.11%       2.87%     3.60%

Portfolio turnover rate                        0%      40.97%         0%       0%         0%         0%

Net assets at end of year (in 000's)        3,167       2,962      3,572    2,566       2,716     2,120

Ratio of expenses to average net assets      .79%       1.30%<F2>  1.39%    1.38%       1.50%     1.59%

<F1>
Net investment income per share was determined by using average shares outstanding.
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses.  If including all expenses, the ratio would be 1.35%.